Net trading income (loss)	12 Months Ended
Dec. 31, 2019
Net trading income (loss) [Abstract]
Net trading income (loss)

35.	Net trading income (loss)

Net trading income (loss) for the year ended December 31, 2017 are as follows:

	2017
Trading assets:
Debt securities:
Loss on valuation	~~W~~	(90,442)
Gain (loss) on sale		(93,528)

		(183,970)

Equity securities:
Gain on valuation		187,442
Gain on sale		128,118

		315,560

Other:
Gain (loss) on valuation		5,782

Trading liabilities:
Debt securities:
Gain (loss) on valuation		(138,134)
Gain (loss) on disposition		(20,610)

		(158,744)

Other:
Gain (loss) on valuation		260
Gain on disposition		2,440

		2,700

Derivatives:
Gain (loss) on valuation		369,225
Gain on transaction		612,670

		981,895

	~~W~~	963,223